Intangible Assets, net - Amortization and Impairment (Details) $ in Millions	Dec. 31, 2023 USD ($)
Expected amortization expense for next five years
2024	$ 210
2025	200
2026	156
2027	145
2028	143
Finite lived intangible assets amortization expense, years one through five	$ 855